UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22251

HATTERAS VC CO-INVESTMENT FUND II, LLC
(Exact name of registrant as specified in charter)

8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)

DAVID B. PERKINS
8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: AUGUST 31

Date of reporting period: AUGUST 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

Financial Statements

As of August 31, 2010 and for the period from September 1, 2009 (commencement of operations)
to August 31, 2010 with Report of Independent Registered Public Accounting Firm

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2-3
Statement of Assets, Liabilities and Members’ Capital	4
Statement of Operations	5
Statement of Changes in Members’ Capital	6
Statement of Cash Flows	7
Notes to Financial Statements	8- 15
Board of Managers (unaudited)	16
Fund Management (unaudited)	17
Other Information (unaudited)	18 - 20

Deloitte & Touche LLP 1700 Market Street Philadelphia, PA 19103-3984 USA Tel: +1 215 246 2300 Fax: +1 215 569 2441 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Members of Hatteras VC Co-investment Fund II, LLC:

We have audited the accompanying statement of asset, liabilities and members’ capital of Hatteras VC Co-Investment Fund II, LLC (a Delaware Limited Liability Company), including the schedule of investments, as of August 31, 2010, and the related statements of operations, changes in members’ capital and cash flows for the period from September 1, 2009 (commencement of operations) to August 31, 2010. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of August 31, 2010 by correspondence with the private companies. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hatteras VC Co-Investment Fund II, LLC as of August 31, 2010, the results of its operations, changes in members’ capital and its cash flows for the period from September 1, 2009 (commencement of operations) to August 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, the financial statements include investments valued at $1,739,384 (17.03% of total assets) as of August 31, 2010, whose fair value have been estimated by management in the absence of readily determinable fair values. Management’s estimates are based primarily on information such as recent financing transactions, significant changes in a private company's prospects, market comparables and overall market conditions.

/S/ DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
October 29, 2010

ONE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

August 31, 2010

	Initial			% of
	Investment		Fair	Members'
Description of Investment	Date	Cost	Value	Capital

Private Company:

Alternative Energy:
Tioga Energy, Inc. [a,b]
San Mateo, California
363,285 shares of
Series B Preferred Stock	May 2010	$150,000	$150,000	1.49%

Consumer:
Ooma, Inc. [a,b]
Palo Alto, California
106,496 shares of Series
Alpha Preferred Stock	Oct. 2009	249,999	339,584	3.37%

Bridge Financing Note
8.00%, 12/31/2010	Jul. 2010	46,500	46,500	0.46%

Sonim Technologies, Inc. [a,b]
San Mateo, California
171,702 shares of
Series 4 Preferred Stock	Nov. 2009	125,000	125,000	1.24%
Total Consumer		421,499	511,084	5.07%

Medical Technology:
Anulex Technologies, Inc. [a,b]
Minnetonka, Minnesota
150,000 shares of
Series E Preferred Stock	May 2010	150,000	150,000	1.49%

Semiconductor:
Magnum Semiconductor, Inc. [a,b]
Milpitas, California
125,000 shares of
Series E-1 Preferred Stock	Jun. 2010	150,000	150,000	1.49%

(continued)

TWO

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

August 31, 2010
(CONCLUDED)

	Initial			% of
	Investment		Fair	Members'
Description of Investment	Date	Cost	Value	Capital

Private Company (continued):

Semiconductor Technology:
Quantenna Communications, Inc. [a,b]
Fremont, California
1,893,223 shares of
Series D Preferred Stock	Apr. 2010	$150,000	$150,000	1.49%

Software:
Kontiki, Inc. [a,b]
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,001	250,001	2.48%

Posit Science Corporation [a,b]
San Francisco, California
2,415,460 shares of
Series D Preferred Stock	Dec. 2009	200,000	200,000	1.98%

SugarSync, Inc. [a,b]
San Mateo, California
278,500 shares of
Series BB Preferred Stock	Dec. 2009	150,000	178,299	1.77%
Total Software		600,001	628,300	6.23%

Total Private Company		1,621,500	1,739,384	17.26%

Short-Term Investments:

Federated Prime Obligations Fund #10, 0.24% [c]		7,228,294	7,228,294	71.70%

Total Short-Tem Investments		7,228,294	7,228,294	71.70%

Total Investments		$8,849,794	8,967,678	88.96%

Other Assets Less Liabilities			1,113,415	11.04%

Members' Capital			$10,081,093	100.00%

a Non-income producing.
b Portfolio holdings are subject to substantial restrictions as to resale.
c The rate shown is the annualized 7-day yield as of August 31, 2010.

THREE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

August 31, 2010

Assets
Investments in private companies, at fair value (cost $1,621,500)	$1,739,384
Short-term investments, at fair value (cost $7,228,294)	7,228,294
Subscriptions receivable	1,237,037
Interest receivable	1,499
Prepaid assets	5,167
Total assets	$10,211,381
Liabilities and members’ capital
Management fee payable	$14,990
Professional fees payable	70,462
Organizational fees payable	18,619
Accounting and administration fees payable	18,017
Custodian fees payable	3,200
Other expenses payable	5,000
Total liabilities	130,288
Members’ capital	10,081,093
Total liabilities and members’ capital	$10,211,381

Components of members’ capital:
Capital contributions	$10,514,912
Accumulated net investment loss	(551,703)
Accumulated net unrealized appreciation on investments	117,884
Components of members’ capital	$10,081,093

Net asset value per share	$87.91
Number of authorized units	Unlimited
Number of outstanding units	114,678.93

FOUR

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS

For the period from September 1, 2009 (commencement of operations) to August 31, 2010

Investment income
Interest	$6,420
Total investment income	6,420

Operating expenses
Management fee	84,120
Organizational fees	134,957
Accounting and administration fees	107,942
Professional fees	97,500
Insurance expense	73,547
Managers’ fees	50,000
Registration fees	7,484
Custodian fees	5,435
Other expenses	14,470
Gross operating expenses	575,455
Reimbursement of placement agent fees	(17,332)
Net operating expenses	558,123
Net investment loss	(551,703)

Net unrealized appreciation on investments in private companies
Net unrealized appreciation on investments in private companies	117,884
Net unrealized appreciation on investments in private companies	117,884

Net decrease in members’ capital resulting from operations	$(433,819)

FIVE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CHANGES IN MEMBERS’ CAPITAL

For the period from September 1, 2009 (commencement of operations) to August 31, 2010

Members’ Capital
Members’ capital, at September 1, 2009	$-
Capital contributions	10,514,912
Net investment loss	(551,703)
Net unrealized appreciation on investments in private companies	117,884
Members’ capital, at August 31, 2010	$10,081,093

SIX

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS

For the period from September 1, 2009 (commencement of operations) to August 31, 2010

Cash flows from operating activities:
Net decrease in members’ capital resulting from operations	$(433,819)
Adjustments to reconcile net decrease in members’ capital resulting from operations to net cash used in operating activities:
Purchases of investments in private companies	(1,621,500)
Net purchases of short-term investments	(7,228,294)
Net unrealized appreciation on investments in private companies	(117,884)
Increase in subscriptions receivable	(1,237,037)
Increase in interest receivable	(1,499)
Increase in prepaid assets	(5,167)
Increase in management fee payable	14,990
Increase in professional fees payable	70,462
Increase in organizational fees payable	18,619
Increase in accounting and administration fees payable	18,017
Increase in custodian fees payable	3,200
Increase in other expenses payable	5,000
Net cash used in operating activities	(10,514,912)

Cash flows from financing activities:
Capital contributions	10,514,912
Net cash provided by financing activities	10,514,912
Net change in cash and cash equivalents	-

Cash and cash equivalents at beginning of period	-
Cash and cash equivalents at end of period	$-

SEVEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the period from September 1, 2009 (commencement of operations) to August 31, 2010

1.	ORGANIZATION
Hatteras VC Co-Investment Fund II, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on September 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Capital Investment Management, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC. The Fund had an initial closing on September 1, 2009 (“Initial Closing”) and a final closing August 31, 2010, as determined by the Board of Managers (the “Board”) of the Fund. The Fund’s investment period (the “Investment Period”) is three years following the Initial Closing of the Fund. The Fund will continue until the date that is six years from the date of the Initial Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement (“LLC Agreement”). The term may be extended for two one-year periods at the discretion of the Board.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (“Members”), subject to the laws of the State of Delaware and the Fund’s LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. The Fund’s investment objective is to seek superior risk-adjusted returns by investing in venture-backed companies. The Fund intends to achieve its investment objective by investing all or substantially all of its assets in venture-backed companies alongside of top-tier venture capital firms.

2.	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting
The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”).

EIGHT

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the period from September 1, 2009 (commencement of operations) to August 31, 2010
(CONTINUED)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
b.	Cash
Cash, if any, includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.	Valuation of Portfolio Investments
Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Adviser. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization (“EBITDA”), balance sheets, public or private transactions, valuations for publicly-traded comparable companies, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Adviser’s own assumptions (including appropriate risk adjustments for nonperformance and lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets – e.g., multiplying a key performance metric of the investee company or asset, such as EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions – adjusted by the Adviser differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), and (3) cost for a period of time after an acquisition (where such amount is determined by the adviser to be the best indicator of fair value). These valuation methodologies involve a significant degree of judgment. Due to the absence of readily determinable fair values and the inherent uncertainty of valuations, the estimated fair values for private companies may differ significantly from values that would have been used had a ready market for the securities existed, and the differences could be material.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

NINE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the period from September 1, 2009 (commencement of operations) to August 31, 2010
(CONTINUED)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
c.	Valuation of Portfolio Investments (CONTINUED)

The inputs are summarized in the three broad levels listed below:

Valuation of Investments
•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Level 1		Level 2		Level 3	Total
Private Company[1]	$	−	$	−	$1,739,384	$1,739,384
Short-Term Investments		7,228,294		−	−	7,228,294
Total		$7,228,294	$	−	$1,739,384	$8,967,678
1 All Private Companies held in the Fund are Level 3 securities. For a detailed break-out of Private Companies by industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of September 1, 2009		Net Realized Gain (Loss)		Change in Unrealized Appreciation/ Depreciation	Gross Purchases	Gross Sales		Balance as of August 31, 2010
Private Company	$	−	$	−	$117,884	$1,621,500	$	−	$1,739,384
Total Investments	$	−	$	−	$117,884	$1,621,500	$	−	$1,739,384

TEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the period from September 1, 2009 (commencement of operations) to August 31, 2010
(CONTINUED)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
d.	Investment Income
Interest income is recorded when earned. Disbursements received from investments in private companies are accounted for as a reduction of cost. Investments in short-term investments are recorded on trade date basis. Investments in private companies are recorded on subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are determined on a specific identified cost basis.

e.	Fund Expenses
Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Organization costs were expensed after the Final Closing and within the first fiscal year in order to allocate these costs proportionately to all investors.

f.	Income Taxes
The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions as of December 31, 2009 and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. For the period ended December 31, 2009 the Fund is open to examination by U.S. federal tax authorities and state tax authorities for a period of three years.

g.	Distributions
The Fund may make distributions to Members at least annually, or more frequently, at the Fund’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the amounts of distributions received by the Fund from underlying investments during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro-rata.

ELEVEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the period from September 1, 2009 (commencement of operations) to August 31, 2010
(CONTINUED)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
h.	Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Member’s capital from operations during the reporting period. Actual results could differ from those estimates.

3.	MANAGEMENT FEES AND RELATED PARTY TRANSACTIONS
The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program.

In consideration for such services, the Fund will pay the Adviser a quarterly investment “management fee” equal to 2.00% on an annualized basis of the net assets of the Fund as of each quarter-end. However, during the period from the Initial Closing to the Final Closing, the Fund will pay the investment management fee to the Adviser monthly at a rate equal to 2.00% on an annualized basis of the net assets of the Fund. Effective March 19, 2010 the Adviser committed to waive permanently a portion of its contractual fee rate under the Investment Management Agreement. Under this fee waiver, the management fee will be 2.00% on an annualized basis of the lesser of (a) the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments, or (b) the Fund’s net asset value. The Adviser did not waive any portion of its fee from September 1, 2009 through August 31, 2010.

Hatteras Capital Distributors LLC, an affiliate of the Adviser, serves as the Fund’s private placement agent (the “Placement Agent”). For the period ended August 31, 2010, total fees paid by the Fund’s investors at the time of their initial investment to the Placement Agent were $314,911, of which $17,332 was rebated to the Fund by the Placement Agent. At August 31, 2010, no amounts were receivable from the Placement Agent.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of up to $10,000 from the Fund for his services on the Board and for his services as a member of the audit committee of the Fund. All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

TWELVE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the period from September 1, 2009 (commencement of operations) to August 31, 2010
(CONTINUED)

4.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT
In consideration for accounting, administrative, and recordkeeping services, the Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost. For the period ended August 31, 2010, the total accounting and administration fee was $107,942, and is included in the Statement of Operations under Accounting and Administrative Fees.

UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

5.	INVESTMENT TRANSACTIONS
Total purchases of investments in private companies for the period ended August 31, 2010 amounted to $1,621,500. There were no sales of investments in private companies for the period ended August 31, 2010. The cost of investments in private companies for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the investments in private companies. The Fund relies upon actual and estimated tax information provided by the private companies in which it invests as to the amounts of taxable income allocated to the Fund as of December 31, 2010.

The Fund intends to invest substantially all of its available capital in private companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods.

Due to the timing of tax information received from the private companies, tax basis reporting is not available as of the balance sheet date.

6.	INDEMNIFICATION
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THIRTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the period from September 1, 2009 (commencement of operations) to August 31, 2010
(CONTINUED)

7.	RISK FACTORS
An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Liquidity risk: Transfer of the Units is subject to significant restrictions. Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Non-diversification risk: If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

8.	FINANCIAL HIGHLIGHTS
The financial highlights are intended to help an investor understand the Fund’s financial performance for the past period. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Members’ capital. The ratios do not reflect the Fund’s proportionate share of income and expenses from investments in private companies.

The total return amount is calculated by geometrically linking returns based on the change in the net asset value during each accounting period.

The Internal rate of return is computed based on the actual dates of cash inflows (capital contributions), outflows

FOURTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the period from September 1, 2009 (commencement of operations) to August 31, 2010
(CONCLUDED)

8.	FINANCIAL HIGHLIGHTS (CONTINUED)
(cash and stock distributions), and the ending net assets as of the end of the period (residual value) of an initial Member’s capital account as of each measurement date.

Net Asset Value, September 1, 2009	$100.00
Income from investment operations:
Net investment loss	(4.81)
Net unrealized loss on investment transactions in private companies	(7.28)
Total from investment operations	(12.09)
Net Asset Value, August 31, 2010	$87.91

For the period from September 1, 2009 (commencement of operations) to August 31, 2010
Total return[1]	(12.09)%
Members’ capital, end of period (000’s)	$10,081
Portfolio Turnover	0.00%
Net investment loss:
Before reimbursement of placement agent fees	(13.76)%
After reimbursement of placement agent fees	(13.34)%
Total operating expenses:
Before reimbursement of placement agent fees	13.92%
After reimbursement of placement agent fees	13.50%
1 Internal rate of return since inception: As of September 1, 2009 was 0.00%; As of August 31, 2010 was (12.09%)

9.	SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the date the financial statements were issued, and determined there were no subsequent events that required disclosure in or adjustment to the financial statements.

FIFTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of August 31, 2010, is set forth below. Unless otherwise noted, the business address of each Manager is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Manager or Officer	Number of Portfolios in Fund Complex Overseen by Manager or Officer
INTERESTED MANAGERS
David B. Perkins* July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Founder and Chairman of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	15
INDEPENDENT MANAGERS
Steve E. Moss February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	15
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	15
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	15
Daniel K. Wilson June 22, 1948	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	9

*Mr. Perkins is deemed to be an “interested” Manager of the Fund because of his affiliations with the Adviser.

SIXTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of August 31, 2010, of each of the persons currently serving as Executive Officer. Unless otherwise noted, the business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Manager or Officer	Number of Portfolios in Fund Complex Overseen by Manager or Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Fund	Since Inception
Prior to becoming Secretary, Mr. Fields had been the Treasurer of each Fund since inception. Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.
N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since Inception
Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.
N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since Inception
Mr. Baker joined Hatteras in March 2008 and became Treasurer of the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Investment Manager and its affiliates. Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC. At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.
N/A

SEVENTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EIGHTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION
(CONTINUED)

(Unaudited)

Privacy Policy

Hatteras recognizes that its clients have an expectation that Hatteras and its affiliates will maintain the confidentiality of its clients' nonpublic personal information. Keeping your information confidential and secure is an important part of our responsibility to you and we take this responsibility very seriously. As such, we provide you with options about how your information may be shared within Hatteras and with others as required or permitted by law — including those who may work with us to better serve your needs.

What Type of Personal Information Will Hatteras Collect or Receive?
Generally, Hatteras does not collect any non-public personal information about you, although certain non-public personal information about you may become available to Hatteras from various sources, including:

•
Information we may receive from you, such as your name, address and phone number, your social security number and your assets, income, other household information and any other information you may provide to Hatteras;

•	Information about your transactions with Hatteras, our affiliates, or others, such as your account balances, transaction history, and claims you make; and
•	Information from visitors to our website provided through online forms, site visitorship data, and online information collecting devices known as “cookies.”

How Will Hatteras Use This Information?
Hatteras does not sell lists of client information, however we reserve the right to disclose the non-public personal information No personal information, regardless of the source, regarding any customer or consumer, may be disclosed except as follows:

•	Non-affiliated third parties that provide services necessary to effect, administer or enforce a transaction that you request or authorize.
•	Credit bureaus or similar reporting agencies.
•	Law enforcement officers and governmental agencies and courts as required by a subpoena, court order or law.
•
Non-affiliated third parties with whom Hatteras has a contractual agreement to jointly offer, endorse, market or sponsor a financial product or service; and/or to service and maintain customer accounts including effectuating a transaction.

•	Other non-affiliated financial institutions with which we have agreements.
•	Others to the extent permitted or required by law.

If you access Hatteras’ products or services through another financial intermediary, your intermediary’s policy will govern how it uses your personal information.

Your Right To Opt Out
You may direct Hatteras not to make disclosures to non-affiliated third parties, except as permitted or required by law. Those wishing to opt out of disclosures to non-affiliated third parties may call the following number: 1-866-388-6292.

NINETEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION
(concluded)

(Unaudited)

How We Keep Your Information Secure and Confidential
Hatteras restricts your personal and account information to those individuals who need to know that information to service your account. Hatteras also maintains physical, electronic and procedural safeguards to protect your information.

Disposal of Your Information Derived from a Consumer Report
In the unlikely event Hatteras obtains non-public consumer report information (as that term is defined in Regulation S-P) about you and Hatteras no longer needs such information, Hatteras will dispose of such information as follows: If such information is in paper form, Hatteras will shred any papers containing such information so that such information may not be practicably read or reconstructed. If such information is in electronic form, Hatteras will permanently erase such information from the electronic device holding such information such that it can no longer be practicably read or reconstructed.

Notifications
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will inform you promptly. If you have any questions, please feel free to call us at 1-866-388-6292 or visit our website at www.hatterasfunds.com.

TWENTY

ITEM 2. CODE OF ETHICS.

(a)  The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)  There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)  The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Messrs. Steve E. Moss, H. Alexander Holmes, Gregory S. Sellers and Daniel K. Wilson are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a)  The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are $65,000.

Audit-Related Fees

(b)  The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.

Tax Fees

(c)  The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0.

All Other Fees

(d)  The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

(e)(1)  Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) 0%

(c) 0%

(d) 0%

(f)  The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last fiscal year of the registrant was $0.

(h)  The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Adviser, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund. If an analyst, trader or partner of the Adviser believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of a Fund, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

The Adviser will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company’s charter or by-laws, changes in the board of directors and compensation of outside directors. The Adviser will generally vote in favor of management or shareholder proposals that the Adviser believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company’s board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of the Fund.

If a proxy includes a matter to which none of the specific policies described above or in the Adviser’s stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

In exercising its voting discretion, the Adviser and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser (or an affiliate of the Adviser), any issuer of a security for which the Adviser (or an affiliate of the Adviser) acts as sponsor, adviser, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom the Adviser (or an affiliate of the Adviser) has an existing material contract or business relationship not entered into in the ordinary course of business (the Adviser and such other persons having an interest in the matter being called “Interested Persons”), the Adviser will make written disclosure of the conflict to the Independent Managers of the Fund indicating how the Adviser proposes to vote on the matter and its reasons for doing so. If the Adviser does not receive timely written instructions as to voting or non-voting on the matter from the Fund’s Independent Managers, the Adviser may take any of the following actions which it deems to be in the best interests of the Fund: (i) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (ii) vote on the matter in the manner proposed to the Independent Managers if the vote is against the interests of all Interested Persons; or (iii) refrain from voting on the matter.

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Once filed, the Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 800-504-9070 or (ii) by visiting the SEC’s website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Investment CommitteeTeam Members and Description of Role of Investment Committee Team Members

The following table provides biographical information about the members of the Investment Committee, who are primarily responsible for the day-to-day portfolio management of the Fund as of November 8, 2010:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member

David B. Perkins	President and Chairman of the Board of Managers of the Fund	Since Inception
Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Founder and Chairman of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was co-founder and Managing Partner of CapFinancial Partners, LLC.
Portfolio Management
Robert L. Worthington	President	Since January 14, 2010
Mr. Worthington became the President of the Adviser in February 2007.  Previously, Mr. Worthington was Managing Director at JPMorgan Asset Management from 2004 to 2006.  Mr. Worthington joined JPMorgan Asset Management in 2004 after its purchase of Undiscovered Managers, LLC, where he had been President from 2001 and a Managing Director for the three years prior.
Portfolio Management
Keith C. Nelson	Director of Private Investments	Since Inception
Mr. Nelson has been Director of Private Investments since inception. Prior to joining Hatteras, Mr. Nelson was an financial analyst with Dogwood Equity. Prior to that, he was a financial analyst with Wachovia Securities.
Portfolio Management
Matthew A. Lesesky	Director of Private Investments	Since Inception
Mr. Lesesky is Director of Private Investments. He has worked at Hatteras since inception. He previously served as Vice President of Private Investments. Prior to joining Hatteras, Mr. Lesesky was an Associate with PCG Capital Partners. Prior to that, he was an Associate at Fusion Ventures.
Portfolio Management

 (a)(2) Other Accounts Managed by Investment CommitteeTeam Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts for which the members of the Investment Committee of the Adviser are primarily responsible for the day-to-day portfolio management as of October 1, 2010:

Name of Investment Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance

David B. Perkins	Registered Investment Companies	6	$1,483,988,946	5	$1,473,929,075
	Other Pooled Investment Vehicles	3	$83,568,956	2	$56,373,662
	Other Accounts	0	$0	0	$0

Robert L. Worthington	Registered Investment Companies	4	$36,866,438	1	$5,149,399
	Other Pooled Investment Vehicles	2	$31,195,294	1	$4,000,000
	Other Accounts	0		0	$0

Keith C. Nelson	Registered Investment Companies	2	$15,209,270	1	$5,149,399
	Other Pooled Investment Vehicles	2	$31,195,294	1	$4,000,000
	Other Accounts	0	$0	0	$0

Matthew A. Lesesky	Registered Investment Companies	1	$10,059,871	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Potential Conflicts of Interests

Messrs. Perkins, Worthington, Nelson and Lesesky are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. They may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the registrant and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Adviser developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the members of the Investment Committee includes a combination of the following: (i) fixed annual salary; and (ii) a discretionary bonus tied to the overall profitability of the Adviser.

(a)(4) Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee in the Fund as of August 31, 2010:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned

David B. Perkins	$0
Robert L. Worthington	$0
Keith C. Nelson	$0
Matthew A. Lesesky	$0

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	HATTERAS VC CO-INVESTMENT FUND II, LLC

By	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	November 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	November 8, 2010

By	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	November 8, 2010

* Print the name and title of each signing officer under his or her signature.